Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Proceeds from sale of assets	$ 8,800,000
Petrojarl Knarr Fpso [Member] | Long-term Debt [Member] | Scenario, Plan [Member]
Subsequent Event [Line Items]
Acquisition financing		815,000,000
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Subsequent Event [Line Items]
Expected cost of project		1,250,000,000
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member] | Maximum [Member] | Units Issued and Short-Term Credit Financing [Member] | Scenario, Plan [Member]
Subsequent Event [Line Items]
Acquisition financing		$ 450,000,000